Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 60	$ 59	$ 47
Balance Acquired through Acquisitions	1	1	0
Charged to Costs and Expenses	5	12	9
Charged to Other Accounts	0	0	15
Deductions	17	12	12
Balance at End of Period	49	60	59
Valuation allowance on deferred tax assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	928	914	574
Balance Acquired through Acquisitions	218	0	0
Charged to Costs and Expenses	143	41	394
Charged to Other Accounts	0	0	0
Deductions	315	27	54
Balance at End of Period	974	928	914
Reserve for inventory obsolescence [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	19	23	30
Balance Acquired through Acquisitions	1	1	0
Charged to Costs and Expenses	6	2	10
Charged to Other Accounts	0	0	0
Deductions	7	7	17
Balance at End of Period	$ 19	$ 19	$ 23